Summary of Significant Accounting Policies: Policyholder Account Balances (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Average annualized credited rate for the single premium deferred annuity	1.98%	1.45%	1.38%	1.41%
Average annualized credited rate for the risk control accounts of the flexible premium deferred variable annuity	2.59%	2.92%	1.52%	2.21%
Average credited interest rate	4.50%	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate			4.50%